S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 28, 2025
SC SPAC Holdings LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	SC SPAC Holdings LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Delaware limited liability company owns 90% of the membership interests of our sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	90.00%
Steven Trieu [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Steven Trieu
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	2.50%
Jeffrey Vignos [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Jeffrey Vignos
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Financial Officer
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	2.50%